SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”), regarding financial reporting, and include all normal and recurring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operation results.

Principles of consolidation

The accompanying consolidated financial statements reflect the activities of the Company and each of the following subsidiaries:

Name of Company	Place of Incorporation	Attributable equity interest %	Registered/ Issued capital
VS MEDIA Holdings Limited	BVI	100	$20
VSM Holdings Limited	BVI	100	$1,774
VS MEDIA PTE. LTD.	Singapore	100	$1
VS Media Co Limited	BVI	100	$1,000
VS Media Limited	HK SAR	100	$—	*
GRACE CREATION LIMITED	HK SAR	100	$—	*
VS MEDIA LIMITED	Taiwan	100	$198,288
MLINK Limited	Macau SAR	100	$64,103

*	Less than $1

Management has eliminated all significant inter-company balances and transactions in preparing the accompanying consolidated financial statements.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

Use of estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available when the calculations are made; however, actual results could differ materially from those estimates.

Business combinations

The Company includes the results of operations of businesses acquired as of the date of acquisition. Fair values of the assets acquired and liabilities assumed are determined based on the estimated fair values as of the respective date of acquisition. The excess purchase price over the fair values of identifiable assets and liabilities acquired is recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management to use significant judgments and estimates including the selection of valuation methodologies, estimates of future revenue and cash flows, discount rates, and comparison to peer companies. Estimates of fair value are based on assumptions the Company believes to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Certain information that is indeterminable at the time of the acquisition becomes subject to a subsequent measurement period, which is generally limited to one year. During the measurement period, which may be up to one year from the acquisition date, adjustments to the value of the assets acquired and liabilities assumed may be recorded with a corresponding offset to goodwill. At the conclusion of the measurement period, any subsequent adjustments are reflected in the consolidated statements of operations and comprehensive loss.

Transaction costs associated with business combinations are expensed as incurred and are generally included in general and administrative expenses in the consolidated statements of operations and comprehensive loss.

Cash and cash equivalents

The Company considers cash, bank deposit and all highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents. Cash consists primarily of cash in accounts held at a financial institution.

Accounts receivable, net

Accounts receivable, net includes amounts billed under the contract terms, less the allowance for expected credit losses.

Accounts receivable, net are recorded at the invoiced amount and do not bear interest, which are due within contractual payment terms. The normal settlement terms of accounts receivable are within 30 days upon the invoice issued. The Company maintains an allowance for expected credit losses to provide for the estimated number of receivables that will not be collected. The Company considers several factors in its estimate of the allowance, including knowledge of a client’s financial condition, its historical collection experience, and other factors relevant to assessing the collectability of such receivables. Bad debts are written off against allowances.

Expected credit losses

Accounting Standard Updates (“ASU”) No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

Deposits and prepayments

The Company makes a deposit payment to suppliers for the procurement of products and services. Upon physical receipt and inspection of products or provision of services from suppliers, the applicable amount is recognized from deposits and prepayments to cost of revenues.

Plant and equipment

Plant and equipment are carried at cost less accumulated depreciation. Depreciation is provided over their estimated useful lives, using the straight-line method. The Company typically applies a salvage value of 0%. The estimated useful lives of the plan and equipment are as follows:

Leasehold improvements	the lesser of useful life or term of lease
Furniture and fixtures	3-5 years
Equipment	3-5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts, and any gain or loss are included in the Company’s results of operations. The costs of maintenance and repairs are recognized as incurred; significant renewals and betterments are capitalized.

Intangible assets

Intangible assets are carried at cost less accumulated amortization. Amortization is provided over their useful lives, using the straight-line method. The estimated useful lives of the intangible assets are as follows:

Software platform	5 years

Goodwill

Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed. The Company reviews goodwill for impairment at least annually at the reporting unit level or when a triggering event occurs that indicates that the fair value of the reporting unit may be below its carrying amount.

The Company performs its annual impairment test of goodwill in the end of each fiscal year. First, the Company assesses qualitative factors to determine whether a quantitative impairment test is necessary. If that qualitative assessment indicates that it is more likely than not that goodwill is impaired, the Company performs a quantitative test to compare the fair value of the reporting unit with the carrying amount, including goodwill, of the reporting unit. If the qualitative assessment indicates that it is not more likely than not that goodwill is impaired, no further testing is necessary. The goodwill impairment loss, if any, represents the excess of the carrying amount of the reporting unit over the fair value of the reporting unit. There have been no impairment charges recorded on goodwill in any of the periods presented in the consolidated financial statements.

Long-term investments, net

The Company invests in equity securities of a privately-held company that do not have readily determinable fair values. They are accounted for, at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issue.

At each reporting period, the Company makes a qualitative assessment considering impairment indicators to evaluate whether the investment is impaired.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

Accounting for the impairment of long-lived assets

The Company annually reviews its long-lived assets for impairment or whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Impairment may become obsolete from a difference in the industry, introduction of new technologies, or if the Company has inadequate working capital to utilize the long-lived assets to generate adequate profits. Impairment is present if the carrying amount of an asset is less than its expected future undiscounted cash flows.

If an asset is considered impaired, a loss is recognized based on the amount by which the carrying amount exceeds the fair market value of the asset. Assets to be disposed of are reported lower the carrying amount or fair value fewer costs to selling.

Lease

The Company adopted ASU 2016-02, “Leases” (Topic 842), and elected the practical expedients that do not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

As of December 31, 2024 and 2023, there were approximately $0.3 million and $0.03 million right of use (“ROU”) assets and approximately $0.3 million and $0.03 million and lease liabilities based on the present value of the future minimum rental payments of leases, respectively. The Company’s management believes that using an incremental borrowing rate of the Hong Kong Dollar Best Lending Rate (“BLR”) minus 2.25% (interest rate of short-term bank loans as mentioned in note 9) was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 3.625% and 2.75% as of December 31, 2024 and 2023, respectively.

Commitments and contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The majority of these claims and proceedings related to or arise from commercial disputes. The Company first determine whether a loss from a claim is probable, and if it is reasonable to estimate the potential loss. The Company accrues costs associated with these matters when they become probable, and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. Also, the Company disclose a range of possible losses, if a loss from a claim is probable but the amount of loss cannot be reasonably estimated, which is in line with the applicable requirements of Accounting Standard Codification 450. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate would have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

Related parties

The Company adopted ASC 850, “Related Party Disclosures”, for the identification of related parties and disclosure of related party transactions.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

Foreign currency translation

The accompanying consolidated financial statements are presented in United States dollar (“$”). The functional currency of the Company is Hong Kong dollar (“HK$”), New Taiwanese dollar (“NT$”), Singaporean dollar (“SG$”). VSM, VS Media HK and Grace Creation’s assets and liabilities are translated into $ from HK$ at year-end exchange rates. VS Media TW and VS Media SG’s assets and liabilities are translated into $ from NT$ and SG$, respectively. Their revenues and expenses are translated at the respective average exchange rate during the period. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

	2024	2023
Year-end $: HK$ exchange rate	7.7655	7.8081
Annual average $: HK$ exchange rate	7.8014	7.8260
Year-end $: NT$ exchange rate	32.7515	30.5106
Annual average $: NT$ exchange rate	32.1557	31.0906
Year-end $: SG$ exchange rate	1.3625	1.3192
Annual average $: SG$ exchange rate	1.3376	1.3410
Year-end $: CNY$ exchange rate	N/A	N/A
Annual average $: CNY$ exchange rate	N/A	N/A

Revenue recognition

The Company receives revenue from contracts with customers, which are accounted for in accordance with Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”).

ASC Topic 606 provided the following overview of how revenue is recognized from the Company’s contracts with customers: The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price – The transaction price is the amount of consideration in a contract to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer.

Step 4: Allocate the transaction price to the performance obligations in the contract – Any entity typically allocates the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct good or service promised in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation – An entity recognizes revenue when (or as) it satisfies a performance obligation by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service). The amount of revenue recognized is the amount allocated to the satisfied performance obligation. A performance obligation may be satisfied at a point in time (typically for promises to transfer goods to a customer) or over time (typically for promises to transfer service to a customer).

Generally, revenues are recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, or price for each performance obligation in the form of a service or a product, the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

A summary of each of the Company’s revenue streams under ASC 606 is as follows:

Marketing services from clients

The Company offers clients a comprehensive suite of digital marketing services to grow their social media presence and reach their target audiences, particularly Gen Z and Millennials, to achieve marketing goals. Clients can leverage the Company’s experience in building content and fanbases with creators, their creators’ creativity, engagement, and trust among creators’ loyal fanbases to increase their brand awareness and sell products. The Company provides custom digital product offerings, including (i) advising on content strategy and budget and recommending specific creators; (ii) communicating with and managing selected creators; (iii) producing and engaging relevant content with creators to promote key messages for clients; (iv) uploading branded content on creators’ social media channels; (v) amplifying the reach of creators’ and clients’ content through precise media planning and buying via boosting marketing services on social media platforms, such as Google; and (vi) providing optimization services through data analysis and reporting.

For campaign-based marketing services, the performance obligation is a promise to place a branded content on certain social media platforms and is satisfied upon delivery of related services to clients. Such revenue is recognized at a point in time, for the amount the Company is entitled to receive, when the marketing services are provided. For optimization-based marketing services, the performance obligation is identified at the contract level as it represents a promise to deliver services under an agreed period. Each performance obligation is satisfied over time as clients receive and consume benefits when its services are performed. Such revenue is recognized over the scheduled period on the straight-line basis.

Digital marketing solutions may include third-party creators and websites, such as Google or Facebook, which can be included in a digital marketing social media campaign. The Company may contract directly with a third-party, however, the Company is responsible for delivering the campaign results to its clients with or without the third-party. The Company is responsible for any payments due to the third-party regardless of the campaign results and without regard to the status of payment from its clients. The Company has discretion in setting the price for its clients without input or approval from third parties. Accordingly, revenue is reported gross, as principal, as the performance obligation is delivered.

Marketing services from social media platforms

The company monetizes its contents by receiving the advertising revenue generated from its channel pages and posts on social media platforms, such as YouTube and Facebook. The Company recognizes revenue as performance obligations are satisfied as the creation of contents are published on the social media platforms. The advertisements are delivered primarily based on impressions of contents on social media platforms, hence the Company provided the advertising services by an on-going basis during the publication period and the outcome of the services can be received and consumed by the social media platform simultaneously. The Company pays certain third parties a percentage of advertising revenue for their service of the creation of contents. The Company controls the advertising service as the Company is primarily responsible for providing the service. Accordingly, revenue is recorded gross, as principal, and is recognized over the period in which the advertising is transmitted.

Social commerce from customers

The Company recognizes revenue from the sale of products at the point in time when control of the asset is transferred to the customer. In certain sales arrangements, although the Company did not bear inventory risk, the Company has separate agreements with its customers and suppliers. The Company has primary responsibility for products meeting customers’ specifications, instead of suppliers, and has discretion in establishing the price for the specified products that sold to customers without suppliers’ involvement. As a result, suppliers are neither party to the contractual arrangements with the Company’s customers, nor are the beneficiaries of the Company’s customer agreements. Accordingly, the Company has control over the products that are sold to customers before the products are transferred to the customers and hence revenue is reported gross, as principal, as the performance obligation is delivered.

For marketing services from clients and social media platforms, payments are usually received within 30 days upon completion of performance obligation. For social commerce from customers, customers need to make full payment before shipments.

Management does not believe that its contracts include a significant financing component because the period between delivery or the contracting services to the customers and the time of payment do not typically exceed one year.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

The Company’s main business operations are to provide: (i) campaign-based marketing services; (ii) optimization-based marketing services; (iii) social media platforms marketing services; and (iv) social commerce.

	For the years ended December 31,
	2024	2023
Campaign-based marketing services	$4,885,294	$4,401,097
Optimization-based marketing services	2,458,420	2,723,341
Social media platforms marketing services	771,266	866,665
Social commerce	133,128	—
Total revenues	$8,248,108	$7,991,103

Cost of revenues

Cost of revenues consist primarily of costs associated with the arrangements with third-party creators and websites. These include fees related to placement of branded contents, such as fees paid to creators and advertising boosting costs paid to Google and Facebook. Cost of revenues include payments of a certain percentage of advertising revenue to third parties for their service of the creation of contents. Cost of revenues also include actual product costs paid to suppliers and the cost of transportation to the Company’s customers.

Advertising

All advertising costs are expensed as incurred.

Shipping and handling

All outbound shipping and handling costs are expensed as incurred.

Retirement benefits

Retirement benefits in the form of mandatory government-sponsored defined contribution plans are charged to either expense as incurred or allocated to wages as part of cost of revenues.

Share-based compensation

The Company accounts for share-based compensation in accordance with the fair value recognition provision of ASC Topic 718, Stock Compensation. The Company grants share awards, including ordinary shares and restricted share units, to eligible participants. Share-based compensation expense for share awards is measured at fair value on the grant date. The fair value of restricted stock with either solely a service requirement or with the combination of service and performance requirements is based on the closing fair market value of the ordinary shares on the date of grant. Share-based compensation expense is recognized over the awards requisite service period. For awards with graded vesting that are subject only to a service condition, the expense is recognized on a straight-line basis over the service period for the entire award.

Income taxes

The Company recognizes deferred income tax assets or liabilities for expected future tax consequences of events recognized in the consolidated financial statements or tax returns. Under this method, deferred income tax assets or liabilities are determined based upon the difference between the consolidated financial statement and income tax bases of assets and liabilities using enacted tax rates expected to apply when the differences settle or become realized. Valuation allowances are provided when it is more likely than not that a deferred tax asset is not realizable or recoverable in the future.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

The Company determines that the tax position is more likely than not to be sustained and records the largest amount of benefit that is more likely than not to be realized when the tax position is settled. the Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense.

Comprehensive income (loss)

The Company presents comprehensive income (loss) in accordance with ASC Topic 220, “Comprehensive Income”. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported in the consolidated financial statements. The components of comprehensive income (loss) were the net income for the years and the foreign currency translation adjustments.

Income (loss) per share

The Company computes income (loss) per share following ASC Topic 260, “Earnings per share.” Basic income (loss) per share is measured as the income (loss) available to common shareholders divided by the weighted average common shares outstanding for the period. Diluted loss per share presents the dilutive effect on a per-share basis from the potential conversion of convertible securities or the exercise of options and or warrants; the dilutive impacts of potentially convertible securities are calculated using the as-if method; the potentially dilutive effect of options or warranties are computed using the treasury stock method. Potentially anti-dilutive securities (i.e., those that increase income per share or decrease loss per share) are excluded from diluted income (loss) per share calculation. There were no potentially dilutive securities that were in-the-money that were outstanding during the years ended December 31, 2024 and 2023.

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who has determined that it operates in two reportable segments, marketing services and social commerce segments for the years presented.

The CODM evaluates the performance of each segment based on the regularly reviewed net sales, gross profit and income from operations (excluding intercompany charges) of the segment. The CODM uses net sales, gross profit and income from operations when evaluating each segment during the budget and forecasting processes. The CODM considers actual-to-budget variances for both profit measures when assessing segment performance and making decisions about the allocation of operating and capital resources to each segment. General corporate expenses include expenses incurred and directed by the corporate office that are not allocated to segments.

Financial instruments

The Company’s financial instruments, including cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities, amounts due from (to) related parties, promissory notes payable and bank and other loans, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures” requires disclosing the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts and other receivables, accounts and other payables, accrued liabilities, amounts due from (to) related parties, promissory notes payable and bank and other loans each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 – inputs to the valuation methodology used quoted prices for identical assets or liabilities in active markets.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

●	Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and information that are observable for the asset or liability, either directly or indirectly, for substantially the financial instrument’s full term.

●	Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities from Equity” and ASC 815.

Recent accounting pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

Recently issued accounting standards not yet adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require public entities to disclose significant segment expenses and other segment items and to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. The guidance is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments in this ASU should be applied retrospectively to all periods presented. The adoption of this standard for the year ended December 31, 2024 did not have a material impact on the Company’s consolidated financial results, but resulted in enhanced disclosures as included in Note 16, Segment Reporting.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for the Company’s annual reporting periods beginning in January 2025. Adoption is either with a prospective method or a fully retrospective method of transition. Early adoption is permitted. The Company is currently evaluating the impact on its consolidated financial statements.

In March 2024, the FASB issued ASU 2024-01, Compensation – Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards, which adds an illustrative example aimed at clarifying the scope application of a profit interest award in accordance with Topic 718. The update will be effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. Upon adoption, the new standard is not expected to have an impact on the Company’s financial position or results of operations.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated balance sheets, statements of operations and cash flows.